Investments, at Fair Value Through Profit and Loss - Schedule of Public Investments at Fair Value (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Public Investments at Fair Value [Line Items]
Cost		$ 729,965	$ 1,389,024
Estimated Fair Value		$ 272,520	$ 778,085
% of FV		100.00%	100.00%
TenX Protocols Inc. [Member]
Public Investments at Fair Value [Line Items]
Security description		1,334,000 common shares and 667,000 warrants
Cost		$ 729,965
Estimated Fair Value		$ 272,520
% of FV		100.00%
Brazil Potash Corp.[Member]
Public Investments at Fair Value [Line Items]
Security description	[1]		404,200 common shares
Cost	[1]		$ 1,389,024
Estimated Fair Value	[1]		$ 778,085
% of FV	[1]		100.00%

[1]	Investments in related party entities - see Note 26